FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2017
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FINANCIAL INCOME AND EXPENSES

26 FINANCIAL INCOME AND EXPENSES

	Years ended December 31,
€ in thousands	2017	2016	2015
Financial income
Interest income on financial assets	49	298	1,101
Financial income related to convertible bond
Changes in fair value of embedded derivative		34,334
Other financial income	400	129	667

Total	449	34,761	1,768

Financial expenses
Interest charges on financial liabilities
Financial expenses related to convertible bond
Changes in fair value of embedded derivative	(46,642)		(34,646)
Interest expenses on convertible bond	(7,427)	(7,105)	(4,074)
Financing charges			(549)
Other financial expenses	(717)	(143)	(91)

Total	(54,786)	(7,248)	(39,360)

Net financial result	(54,337)	27,513	(37,592)

In 2017, the line ‘Financial income related to convertible bond’ consists of the change in fair value of the embedded derivative as a result of the higher share price at year-end compared to the share price at the end of 2016.

Interest expenses on convertible bond includes the interest coupon of the host debt component of the convertible bond and the amortization of the difference between the initial carrying value of that host debt and its redemption amount.

In 2017, other financial expenses includes unrealized foreign exchange losses of €19 thousand (2016: €50 thousand) and realized foreign exchange losses of €331 thousands (2016: €92 thousand).

In 2017, other financial income includes realized foreign exchange gains of €373 thousand (2016: €164 thousand), there were no unrealized foreign exchange gains (2016: €0).